Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per Share [Abstract]
Net loss	$ (668)	$ (7,914)
Less: Dividends to non-vested participating securities	0	(77)
Net loss attributable to common shareholders	(668)	(7,991)
Net loss attributable to common shareholders, diluted	$ (668)	$ (7,991)
Weighted average number of common shares outstanding, basic (in shares)	8,716,477	8,030,666
Weighted average number of common shares outstanding, diluted (in shares)	8,808,705	8,030,666
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (0.08)	$ (0.99)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (0.08)	$ (0.99)